Quarterly Report
January 31, 2020
MFS®  Inflation-Adjusted
Bond Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 98.9%
Asset-Backed & Securitized – 3.3%
ALM Loan Funding, CLO, 2015-16A, “A2R2”, FLR, 3.331% (LIBOR - 3mo. + 1.5%), 7/15/2027 (n)		$1,400,000	$1,400,144
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053		2,972,000	3,158,885
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072		2,063,594	2,208,365
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062		2,302,897	2,452,469
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050		2,190,172	2,399,496
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.851% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		1,331,195	1,329,948
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.231% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		3,204,527	3,207,308
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.319% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		3,382,623	3,379,210
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052		467,871	513,597
Oaktree CLO Ltd., 15-1A, “A1R”, FLR, 2.835% (LIBOR - 3mo. + 0.87%), 10/20/2027 (n)		5,000,000	4,999,800
Palmer Square Loan Funding Ltd., 2020-1A, “A1”, FLR, 3.15% (LIBOR - 3mo. + 0.8%), 2/20/2028 (n)(w)		1,590,823	1,590,825
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 3.25% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)(w)		1,847,360	1,847,358
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.031% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		2,866,629	2,871,092
TICP CLO Ltd., 2018-13R, “A”, FLR, 2.659% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)		4,817,160	4,802,443
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050		2,058,000	2,254,371
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052		3,297,750	3,531,175
			$41,946,486
Automotive – 0.2%
Hyundai Capital America, 2.85%, 11/01/2022 (n)		$800,000	$814,521
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)		2,052,000	2,086,490
			$2,901,011
Chemicals – 0.1%
Sherwin Williams Co., 2.75%, 6/01/2022		$836,000	$855,648
Computer Software - Systems – 0.2%
Apple, Inc., 3.2%, 5/11/2027		$1,826,000	$1,969,610
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		$4,160,000	$4,303,057
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$1,438,000	$1,479,965
International Market Sovereign – 1.8%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	14,876,201	$12,012,913
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	11,640,335	11,365,115
			$23,378,028
Major Banks – 0.2%
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)		$2,334,000	$2,414,506
Medical & Health Technology & Services – 0.2%
CommonSpirit Health, 2.76%, 10/01/2024		$2,259,000	$2,333,764
Mortgage-Backed – 1.9%
Freddie Mac, 3.064%, 8/25/2024		$3,288,093	$3,473,708
Freddie Mac, 3.117%, 6/25/2027		2,380,992	2,581,587
Freddie Mac, 3.286%, 11/25/2027		2,049,000	2,251,128
Freddie Mac, 3.9%, 4/25/2028		3,500,000	3,992,643
Freddie Mac, 3.85%, 5/25/2028		2,860,000	3,255,354
Freddie Mac, 3.854%, 6/25/2028		4,093,000	4,661,869
Freddie Mac, 4.06%, 10/25/2028		4,100,000	4,746,491
			$24,962,780

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 1.5%
Chicago, IL, Board of Education, “E”, 6.138%, 12/01/2039	$410,000	$525,899
Howard University, 2.738%, 10/01/2022 (w)	201,000	201,208
Howard University, 2.801%, 10/01/2023 (w)	228,000	228,255
Howard University, AGM, 2.638%, 10/01/2021 (w)	188,000	188,141
Howard University, AGM, 2.416%, 10/01/2024 (w)	234,000	234,288
Howard University, AGM, 2.516%, 10/01/2025 (w)	201,000	201,249
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 3.411%, 1/01/2043	2,335,000	2,438,277
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	4,200,000	4,471,866
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	8,796,000	8,302,720
Philadelphia, PA, School District, “A”, 5.995%, 9/01/2030	1,925,000	2,485,117
		$19,277,020
Other Banks & Diversified Financials – 0.2%
ING Groep N.V., 3.15%, 3/29/2022	$2,236,000	$2,296,191
Tobacco – 0.1%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,600,000	$1,632,031
U.S. Treasury Inflation Protected Securities – 88.1%
U.S. Treasury Bonds, 2.375%, 1/15/2025	$26,770,313	$30,184,227
U.S. Treasury Bonds, 2%, 1/15/2026	29,294,603	33,088,729
U.S. Treasury Bonds, 2.375%, 1/15/2027	42,085,275	49,513,839
U.S. Treasury Bonds, 1.75%, 1/15/2028	23,130,531	26,577,559
U.S. Treasury Bonds, 3.625%, 4/15/2028	36,190,452	47,220,447
U.S. Treasury Bonds, 2.5%, 1/15/2029	44,481,992	54,907,044
U.S. Treasury Bonds, 3.875%, 4/15/2029	63,302,394	86,382,330
U.S. Treasury Bonds, 3.375%, 4/15/2032	7,830,234	11,079,788
U.S. Treasury Bonds, 2.125%, 2/15/2040	23,452,330	32,315,601
U.S. Treasury Bonds, 2.125%, 2/15/2041	10,728,509	14,928,050
U.S. Treasury Bonds, 0.75%, 2/15/2042	65,102,769	71,898,235
U.S. Treasury Bonds, 0.625%, 2/15/2043	34,943,583	37,671,981
U.S. Treasury Bonds, 1.375%, 2/15/2044	15,480,599	19,420,199
U.S. Treasury Bonds, 0.75%, 2/15/2045	20,654,594	22,946,840
U.S. Treasury Bonds, 1%, 2/15/2046	8,032,330	9,467,801
U.S. Treasury Bonds, 0.875%, 2/15/2047	6,094,374	7,028,370
U.S. Treasury Notes, 0.625%, 7/15/2021	23,563,193	23,804,698
U.S. Treasury Notes, 0.125%, 1/15/2022	113,238,694	113,506,022
U.S. Treasury Notes, 0.125%, 7/15/2022	49,942,599	50,361,246
U.S. Treasury Notes, 0.125%, 1/15/2023	32,081,198	32,304,326
U.S. Treasury Notes, 0.375%, 7/15/2023	23,944,613	24,459,766
U.S. Treasury Notes, 0.625%, 1/15/2024	39,453,192	40,700,359
U.S. Treasury Notes, 0.5%, 4/15/2024	29,526,131	30,335,270
U.S. Treasury Notes, 0.125%, 7/15/2024	3,216,985	3,274,458
U.S. Treasury Notes, 0.25%, 1/15/2025	43,025,427	43,997,161
U.S. Treasury Notes, 0.375%, 7/15/2025	26,308,771	27,235,212
U.S. Treasury Notes, 0.625%, 1/15/2026	43,050,693	45,114,665
U.S. Treasury Notes, 0.125%, 7/15/2026	20,271,622	20,737,239
U.S. Treasury Notes, 0.375%, 1/15/2027	31,543,395	32,708,206
U.S. Treasury Notes, 0.375%, 7/15/2027	23,252,762	24,250,272
U.S. Treasury Notes, 0.5%, 1/15/2028	23,487,184	24,676,342
U.S. Treasury Notes, 0.875%, 1/15/2029	37,086,134	40,424,157
		$1,132,520,439
Utilities - Electric Power – 0.7%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,958,000	$6,077,169
Virginia Electric & Power Co., 3.5%, 3/15/2027	2,891,000	3,146,440
		$9,223,609
Total Bonds		$1,271,494,145

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 1.62% (v)	16,171,064	$16,172,681

Other Assets, Less Liabilities – (0.2)%		(2,277,938)
Net Assets – 100.0%		$1,285,388,888
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,172,681 and $1,271,494,145, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,123,871, representing 3.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At January 31, 2020, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
Derivative Contracts at 1/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	12,117,456	AUD	17,722,963	Merrill Lynch International	2/28/2020	$248,629
USD	11,546,765	CAD	15,276,256	JPMorgan Chase Bank N.A.	2/28/2020	4,053
						$252,682
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,132,520,439	$—	$1,132,520,439
Non - U.S. Sovereign Debt	—	23,378,028	—	23,378,028
Municipal Bonds	—	19,277,020	—	19,277,020
U.S. Corporate Bonds	—	10,599,948	—	10,599,948
Residential Mortgage-Backed Securities	—	24,962,780	—	24,962,780
Commercial Mortgage-Backed Securities	—	16,518,358	—	16,518,358
Asset-Backed Securities (including CDOs)	—	25,428,128	—	25,428,128
Foreign Bonds	—	18,809,444	—	18,809,444
Mutual Funds	16,172,681	—	—	16,172,681
Total	$16,172,681	$1,271,494,145	$—	$1,287,666,826
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$252,682	$—	$252,682
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,913,747	$91,383,074	$136,118,640	$(3,716)	$(1,784)	$16,172,681
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$292,979	$—